CONSOLIDATED BALANCE SHEETS	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 4,994,411		$ 7,515,147
Restricted cash	50,995		101,992
Short-term Investment	48,145		915,616
Accounts receivable, net of allowance for doubtful accounts and provision for expected credit loss of $6,617,485 and $255,322, respectively	14,967,186		28,362,933
Notes receivable	54,825		49,611
Prepayment, deposit and other receivable - current	383,413		2,360,539
Inventories	17,937,425		21,141,501
Advance to suppliers	4,810,044		6,322,592
Total current assets	43,246,444		66,769,931
Property, plant and equipment, net	7,836,017		7,124,587
Right-of-use asset - Operating lease	43,840		30,998
Intangible assets, net	1,437,384		11,415,451
Deferred tax assets			320,164
Prepayment, deposit and other receivable - Non-current	292,070
Long-term prepayment			10,447,395
Long-term accounts receivable	5,527,682		7,522,188
Long-term investment	285,540		25,292,866
TOTAL ASSETS	58,668,977		128,923,580
Current liabilities:
Accounts payable	2,611,220		10,066,758
Accrued expenses and other current liabilities	4,964,893		6,949,772
Operating lease liability - current	21,749		10,754
Accrued payroll and welfare	1,918,415		1,880,377
Advance from customers	821,694		1,758,800
Due to related parties	1,111,001		2,052,403
Convertible debentures	$ 4,011,224		$ 3,352,311
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Bank borrowings - current	$ 9,388,706	¥ 68,500,000	$ 16,257,820	¥ 115,650,000
Notes payables	41,118		702,889
Income tax payable	669		817,059
Total current liabilities	24,890,689		43,848,943
Operating lease liability - non-current	11,811		10,256
Bank borrowings - non-current	8,527,686	¥ 62,218,000
TOTAL LIABILITIES	33,430,186		43,859,199
Equity
Common stock, no par value, 50,000,000 shares authorized, 30,392,940 and 28,918,177 shares issued and outstanding, respectively
Additional paid-in capital	72,886,898		70,872,765
Statutory surplus reserve	3,176,556		3,176,556
Subscription receivable	(125,000)		(125,000)
Retained earnings (Deficits)	(47,666,657)		13,394,137
Accumulated other comprehensive loss	(3,190,985)		(2,640,753)
Total equity attributable to ZK International Group Co., Ltd.	25,080,812		84,677,705
Equity attributable to non-controlling interests	157,980		386,676
Total equity	25,238,792		85,064,381		$ 89,124,352	$ 45,303,729
TOTAL LIABILITIES AND EQUITY	$ 58,668,977		$ 128,923,580